                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2012
                                                ---------------------

Check here if Amendment [  ]; Amendment Number:
                                                ---------

  This Amendment (Check only one.):       [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Marcato Capital Management LLC
                  --------------------------------------
Address:          235 Pine Street, Suite 1650
                  --------------------------------------
                  San Francisco, CA 94104
                  --------------------------------------


Form 13F File Number:  028-14851
                       -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard T. McGuire III
                  --------------------------------------
Title:            Managing Member
                  --------------------------------------
Phone:            415-796-6350
                  --------------------------------------

Signature, Place, and Date of Signing:

/s/ Richard T. McGuire III       San Francisco, CA            May 15, 2012
---------------------------  -------------------------  -----------------------
      [Signature]                  [City, State]                [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:           0
                                            ----------------------------

Form 13F Information Table Entry Total:      11
                                            ----------------------------

Form 13F Information Table Value Total:      $648,302 (in thousands)
                                            ----------------------------



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE



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                                            FORM 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2     COLUMN 3    COLUMN 4         COLUMN 5         COLUMN 6   COLUMN 7        COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                TITLE                    VALUE     SHRS OR    SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
 NAME OF ISSUER                OF CLASS      CUSIP     (x$1,000)   PRN AMT    PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
Alexander & Baldwin Inc           COM       014482103    47,156     973,289   SH          Sole          N/A    973,289

Brookfield Residential Pptys      COM       11283W104    27,259   2,575,659   SH          Sole          N/A    2,575,659

CoreLogic Inc                     COM       21871D103    20,341   1,246,404   SH          Sole          N/A    1,246,404

Corrections Corp Amer New         COM       22025Y407    70,897   2,596,023   SH          Sole          N/A    2,596,023

DineEquity Inc                    COM       254423106    44,590     898,983   SH          Sole          N/A    898,983

GenCorp Inc                       COM       368682100    40,929   5,764,669   SH          Sole          N/A    5,764,669

Geo Group Inc                     COM       36159R103    28,515   1,500,000   SH   Call   Sole          N/A    1,500,000

Iron Mountain Inc                 COM       462846106    28,800   1,000,000   SH   Call   Sole          N/A    1,000,000

Iron Mountain Inc                 COM       462846106       835      29,000   SH          Sole          N/A    29,000

iShares TR                   RUSSELL 2000   464287655     1,035      12,500   SH          Sole          N/A    12,500

SPDR S&P 500 ETF TR             S&P 500     78462F103   337,944   2,400,000   SH   Put    Sole          N/A    2,400,000





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